Related Party Disclosures (Tables)	6 Months Ended
Jun. 30, 2025
Related party [Abstract]
Schedule of Related Party Transactions
The following table presents the related party transactions included in the interim condensed consolidated statements of operations:

	Three Months Ended June 30		Six Months Ended June 30
	2025	2024	2025	2024
Purchases from: *
SMP	$—	$11	$—	$25

Other transactions with:
SMP (reimbursement of expenses and contribution of tools)	$—	$26	$—	$27
Mamoura Holdings (US) LLC (consulting service fees)	1	4	1	4
MDC General Services Holding Company LLC (recharge of expenses)	$1	$—	$1	$—
	$2	$30	$2	$31
* Purchases from SMP were primarily comprised of wafers.